Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Remuneration Expenses
The following table includes the expenses for remuneration, with amounts reflective of time spent on the Board.
Remuneration expenses

	2023	2022	2021

Non-Executive Directors 1 )	1.3	1.3	0.9

Executive Director 2 )	0.9	n.a.	n.a.

Executive Board 3 )	4.3	5.2	4.9

Key Management 4 )	27.9	27.7	27.5

in fixed compensation	13.8	16.0	16.8

in cash based variable compensation	4.6	4.0	3.6

in share based variable compensation	5.0	3.5	3.2

in pension contributions	3.1	3.0	2.8

in other benefits	1.3	1.2	1.1

1	Previously reported as ‘Supervisory Board’.
2	Classification established September 30, 2023. In 2023, this represents Mr. Lard Friese from October 1, 2023.
3	Classification ended September 30, 2023. In 2023, this represents Mr. Lard Friese and Mr. Matt Rider through September 30, 2023.
4	Key Management is inclusive of Non-Executive Directors, Executive Directors, also reported separately above and Executive Committee Members.
5	n.a. in above table should be read as “not applicable”.

Common Shares Held by Board of Directors
Common shares held by
Non-Executive
Directors

Shares held in Aegon on December 31	2023	2022	2021

Ben J. Noteboom 1 )	-	23,500	23,500

Dona D. Young	13,260	13,260	13,260

Total	13,260	36,760	36,760

1	Mr. Ben J. Noteboom stepped down in May 2023